Convertible Note (Tables)	9 Months Ended
Sep. 30, 2019
Convertible Note
Schedule of of outstanding convertible notes

	September 30,	December 31,
	2019	2018
Convertible Note-Mr. McMahon(Note 14 (a))	$3,229,808	$3,140,055
Convertible Note-SSSIG (Note 14 (a))	1,288,032	1,000,000
Convertible Note-Advantech	12,382,806	11,313,770
$2.05 million Senior Secured Convertible Note - ID Venturas 7	626,387	—
$2.5 million Senior Secured Convertible Note - ID Venturas 7	14,917	—
Total	$17,541,950	$15,453,825
Short-term Note	1,914,419	4,140,055
Long-term Note	15,627,531	11,313,770